Business and Geographic Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Number of major customers | Customer									10
Revenue	$ 542,771	$ 536,922	$ 537,714	$ 543,782	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 2,161,190	$ 2,148,612	$ 2,188,047
Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									11.00%	9.00%	8.00%
Largest customers accounted revenue in percentage									37.00%	34.00%	31.00%
Network Services [Member]
Concentration Risk [Line Items]
Revenue									$ 798,100	$ 851,600	$ 900,300
Media Services [Member]
Concentration Risk [Line Items]
Revenue									937,700	910,100	868,100
Government Services [Member]
Concentration Risk [Line Items]
Revenue									392,000	352,600	387,100
Satellite Related Services [Member]
Concentration Risk [Line Items]
Revenue									$ 33,400	$ 34,300	$ 32,500